Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2017
Operations and Reorganization
Schedule of the Company's subsidiaries and VIEs

Company	Place of Incorporation/ Establishment	Date of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.99986%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.996%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
VIEs
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%
Shanghai Zhishi Education Training Co., Ltd	PRC	December 30, 2016	100%
Wuhan Houdezaiwu Online Technology Co., Ltd	PRC	January 12, 2017	100%
Tianjin Dasheng Zhixing Technology Co., Ltd	PRC	October 13, 2017 `	100%

*The Company directly holds the 99.99986% and 99.996% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substance of non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2016 and 2017. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

Dasheng Zhixing, Zhishi Training, Houdezaiwu online and Tianjin Zhixing
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	128,543	176,337
Time deposits	25,000	30,000
Short-term investments	—	100,722
Prepaid expenses and other current assets	33,353	43,912
Amounts due from inter-company entities*	172,902	329,357
Property and equipment, net	15,320	17,894
Other assets	10,552	10,057

Total assets	385,670	708,279

Deferred revenue—current	653,413	1,176,565
Deferred revenue—non-current	33,706	25,230
Accrued expenses and other current liabilities	80,572	100,742
Taxes payable	2,409	3,689
Amounts due to inter-company entities*	200,528	221,956

Total liabilities	970,628	1,528,182

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	154,675	418,281	848,090
Net loss	(198,527)	(293,443)	(260,433)

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by operating activities	21,567	167,663	167,326
Net cash used in investing activities	(10,230)	(40,851)	(119,532)
Net cash provided by financing activities	927	—	—

Net increase in cash and cash equivalents	12,264	126,812	47,794

51Talk English Philippines Corporation
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	1,924	424
Prepaid expenses and other current assets	1,277	787
Amounts due from inter-company entities*	1,651	2,398

Total assets	4,852	3,609

Accrued expenses and other current liabilities	1,736	1,018
Taxes payable	11,859	11,185
Other non-current liabilities	251	235

Total liabilities	13,846	12,438

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues**	26,973	5,507	—
Net loss	(3,260)	(2,024)	(1,034)

** All net revenues of Philippines Co I are service fees from Dasheng Zhixing, which have been eliminated upon consolidation.

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	1,186	(250)	(1,426)
Net cash (used in)/provided by investing activities	(92)	700	—
Effect of exchange rate changes on cash and cash equivalents	114	21	(74)

Net increase/(decrease) in cash and cash equivalents	1,208	471	(1,500)